CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) (Q2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income	$ 3,072	$ (1,994)	$ 1,612	$ (4,934)	$ (2,137)	$ 1,737	$ (3,498)
Other comprehensive income, net of tax:
Foreign currency translation adjustments	2	0	1	2	(11)	(15)	7
Less: Comprehensive (income) loss attributable to non-controlling interest	(2,806)	253	(3,590)	(220)	(4,264)	(3,377)	(2,335)
Comprehensive income (loss) attributable to Telos Corporation	$ 268	$ (1,741)	$ (1,977)	$ (5,152)	$ (6,412)	$ (1,655)	$ (5,826)